UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Emerging Markets Bond Fund

Investor Class (PREMX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$101	0.98%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,134	10,201
2015	10,157	10,167
2015	9,894	9,993
2015	10,062	10,118
2016	10,577	10,629
2016	11,258	11,162
2016	11,831	11,613
2016	11,534	11,146
2017	12,009	11,576
2017	12,261	11,836
2017	12,613	12,148
2017	12,570	12,289
2018	12,457	12,074
2018	11,752	11,646
2018	11,950	11,915
2018	11,661	11,765
2019	12,519	12,583
2019	12,936	13,096
2019	12,623	13,293
2019	12,979	13,534
2020	10,908	11,723
2020	12,204	13,160
2020	12,523	13,465
2020	13,578	14,246
2021	13,013	13,599
2021	13,594	14,151
2021	13,510	14,052
2021	13,245	13,990
2022	12,141	12,588
2022	10,428	11,149
2022	9,887	10,639
2022	10,953	11,502
2023	11,123	11,716
2023	11,407	11,972
2023	11,149	11,705
2023	12,405	12,778
2024	12,627	13,038
2024	12,678	13,077
2024	13,408	13,882
2024	13,170	13,613

202501-4140694, 202502-4108426

F110-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Bond Fund (Investor Class)	6.17%	0.29%	2.79%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	0.12	3.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,937,364
  Number of Portfolio Holdings418
  Investment Advisory Fees Paid (000s)$7,840
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

Investor Class (PREMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Bond Fund

Advisor Class (PAIKX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$118	1.15%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
8/28/15	10,000	10,000
9/30/15	9,840	9,875
12/31/15	9,999	9,999
3/31/16	10,505	10,503
6/30/16	11,174	11,030
9/30/16	11,725	11,475
12/31/16	11,431	11,014
3/31/17	11,893	11,440
6/30/17	12,134	11,696
9/30/17	12,473	12,004
12/31/17	12,422	12,143
3/31/18	12,302	11,931
6/30/18	11,596	11,509
9/30/18	11,783	11,774
12/31/18	11,489	11,626
3/31/19	12,325	12,434
6/30/19	12,727	12,941
9/30/19	12,410	13,136
12/31/19	12,749	13,374
3/31/20	10,707	11,584
6/30/20	11,971	13,005
9/30/20	12,274	13,306
12/31/20	13,297	14,077
3/31/21	12,724	13,438
6/30/21	13,294	13,984
9/30/21	13,203	13,886
12/31/21	12,935	13,824
3/31/22	11,853	12,439
6/30/22	10,176	11,017
9/30/22	9,633	10,514
12/31/22	10,680	11,366
3/31/23	10,841	11,578
6/30/23	11,100	11,831
9/30/23	10,858	11,567
12/31/23	12,075	12,627
3/31/24	12,287	12,884
6/30/24	12,331	12,923
9/30/24	13,036	13,718
12/31/24	12,799	13,452

202501-4140694, 202502-4108426

F210-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Emerging Markets Bond Fund (Advisor Class)	5.99%	0.08%	2.68%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	0.12	3.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,937,364
  Number of Portfolio Holdings418
  Investment Advisory Fees Paid (000s)$7,840
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

Advisor Class (PAIKX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Bond Fund

I Class (PRXIX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$72	0.70%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
9/30/15	492,168	493,754
12/31/15	500,248	499,938
3/31/16	526,038	525,140
6/30/16	560,170	551,477
9/30/16	588,920	573,763
12/31/16	574,359	550,689
3/31/17	598,722	571,978
6/30/17	611,043	584,795
9/30/17	628,738	600,201
12/31/17	626,787	607,163
3/31/18	621,359	596,570
6/30/18	586,300	575,430
9/30/18	596,909	588,687
12/31/18	582,655	581,298
3/31/19	625,157	621,714
6/30/19	646,203	647,057
9/30/19	630,772	656,793
12/31/19	648,754	668,699
3/31/20	545,342	579,214
6/30/20	610,420	650,239
9/30/20	626,600	665,294
12/31/20	679,669	703,862
3/31/21	650,994	671,913
6/30/21	680,352	699,182
9/30/21	677,036	694,290
12/31/21	664,060	691,224
3/31/22	608,469	621,954
6/30/22	523,410	550,841
9/30/22	496,629	525,682
12/31/22	550,598	568,302
3/31/23	559,481	578,887
6/30/23	573,520	591,539
9/30/23	561,592	578,329
12/31/23	625,324	631,333
3/31/24	636,262	644,184
6/30/24	639,975	646,136
9/30/24	677,316	685,900
12/31/24	665,775	672,597

202501-4140694, 202502-4108426

F530-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Emerging Markets Bond Fund (I Class)	6.47%	0.52%	3.11%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	0.12	3.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,937,364
  Number of Portfolio Holdings418
  Investment Advisory Fees Paid (000s)$7,840
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

I Class (PRXIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Bond Fund

Z Class (TREZX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
3/31/20	9,573	9,768
6/30/20	10,744	10,966
9/30/20	11,050	11,219
12/31/20	12,007	11,870
3/31/21	11,523	11,331
6/30/21	12,075	11,791
9/30/21	12,029	11,708
12/31/21	11,820	11,657
3/31/22	10,851	10,489
6/30/22	9,343	9,289
9/30/22	8,882	8,865
12/31/22	9,875	9,584
3/31/23	10,052	9,762
6/30/23	10,322	9,976
9/30/23	10,126	9,753
12/31/23	11,280	10,647
3/31/24	11,510	10,863
6/30/24	11,585	10,896
9/30/24	12,294	11,567
12/31/24	12,094	11,343

202501-4140694, 202502-4108426

F1248-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Emerging Markets Bond Fund (Z Class)	7.21%	4.04%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	2.66

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,937,364
  Number of Portfolio Holdings418
  Investment Advisory Fees Paid (000s)$7,840
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

Z Class (TREZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$48,049	$40,833
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund
PAIKX Emerging Markets Bond
Fund–
.
Advisor Class
PRXIX Emerging Markets Bond
Fund–
.
I Class
TREZX Emerging Markets Bond
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63
Investment activities
Net investment income
(1)(2)
0 .52 0 .47 0 .44 0 .50 0 .54
Net realized and unrealized
gain/loss 0 .03
(3)
0 .62 ( 2 .31 ) ( 0 .78 ) ( 0 .05 )
Total from investment
activities 0 .55 1 .09 ( 1 .87 ) ( 0 .28 ) 0 .49
Distributions
Net investment income ( 0 .52 ) ( 0 .47 ) ( 0 .44 ) ( 0 .48 ) ( 0 .51 )
Tax return of capital — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .52 ) ( 0 .47 ) ( 0 .44 ) ( 0 .50 ) ( 0 .53 )
NET ASSET VALUE
End of period $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
6 .17% 13 .26% ( 17 .31 ) % ( 2 .45 ) % 4 .62%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .98% 0 .98% 0 .99% 0 .91% 0 .90%
Net expenses after
waivers/payments by Price
Associates 0 .98% 0 .98% 0 .99% 0 .91% 0 .90%
Net investment income 5 .70% 5 .44% 4 .89% 4 .48% 4 .87%
Portfolio turnover rate 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of period (in
millions) $352 $379 $540 $1,016 $1,715
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59 $ 11 .63
Investment activities
Net investment income
(1)(2)
0 .50 0 .45 0 .42 0 .52 0 .54
Net realized and unrealized
gain/loss 0 .03
(3)
0 .62 ( 2 .30 ) ( 0 .83 ) ( 0 .09 )
Total from investment
activities 0 .53 1 .07 ( 1 .88 ) ( 0 .31 ) 0 .45
Distributions
Net investment income ( 0 .50 ) ( 0 .45 ) ( 0 .43 ) ( 0 .45 ) ( 0 .47 )
Tax return of capital — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .50 ) ( 0 .45 ) ( 0 .43 ) ( 0 .47 ) ( 0 .49 )
NET ASSET VALUE
End of period $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
5 .99% 13 .06% ( 17 .43 ) % ( 2 .72 ) % 4 .30%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2 .60% 1 .40% 1 .40% 1 .51% 1 .33%
Net expenses after
waivers/payments by Price
Associates 1 .15% 1 .15% 1 .15% 1 .19% 1 .20%
Net investment income 5 .52% 5 .27% 4 .74% 4 .62% 4 .86%
Portfolio turnover rate 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of period (in
thousands) $73 $87 $107 $209 $213
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9 .11 $ 8 .49 $ 10 .80 $ 11 .58 $ 11 .62
Investment activities
Net investment income
(1)(2)
0 .56 0 .49 0 .46 0 .52 0 .55
Net realized and unrealized
gain/loss 0 .02
(3)
0 .62 ( 2 .30 ) ( 0 .78 ) ( 0 .05 )
Total from investment
activities 0 .58 1 .11 ( 1 .84 ) ( 0 .26 ) 0 .50
Distributions
Net investment income ( 0 .55 ) ( 0 .49 ) ( 0 .47 ) ( 0 .50 ) ( 0 .52 )
Tax return of capital — — — ( 0 .02 ) ( 0 .02 )
Total distributions ( 0 .55 ) ( 0 .49 ) ( 0 .47 ) ( 0 .52 ) ( 0 .54 )
NET ASSET VALUE
End of period $ 9 .14 $ 9 .11 $ 8 .49 $ 10 .80 $ 11 .58

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
6 .47% 13 .57% ( 17 .09 ) % ( 2 .30 ) % 4 .77%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .73% 0 .76% 0 .75% 0 .75% 0 .76%
Net expenses after
waivers/payments by Price
Associates 0 .70% 0 .71% 0 .71% 0 .75% 0 .76%
Net investment income 6 .11% 5 .74% 5 .22% 4 .61% 5 .03%
Portfolio turnover rate 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of period (in
millions) $1,576 $632 $439 $474 $462
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9 .12 $ 8 .51 $ 10 .82 $ 11 .60 $ 10 .11
Investment activities
Net investment income
(2)(3)
0 .61 0 .55 0 .53 0 .60 0 .48
Net realized and unrealized
gain/loss 0 .03
(4)
0 .61 ( 2 .31 ) ( 0 .78 ) 1 .50
(4)
Total from investment
activities 0 .64 1 .16 ( 1 .78 ) ( 0 .18 ) 1 .98
Distributions
Net investment income ( 0 .61 ) ( 0 .55 ) ( 0 .53 ) ( 0 .57 ) ( 0 .47 )
Tax return of capital — — — ( 0 .03 ) ( 0 .02 )
Total distributions ( 0 .61 ) ( 0 .55 ) ( 0 .53 ) ( 0 .60 ) ( 0 .49 )
NET ASSET VALUE
End of period $ 9 .15 $ 9 .12 $ 8 .51 $ 10 .82 $ 11 .60

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
7 .21% 14 .22% ( 16 .45 ) % ( 1 .56 ) % 20 .07%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .72% 0 .72% 0 .72% 0 .75% 0 .75%
(6)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment income 6 .69% 6 .43% 5 .93% 5 .34% 5 .55%
(6)
Portfolio turnover rate 40 .2% 23 .0% 36 .6% 38 .1% 58 .2%
Net assets, end of period (in
millions) $3,009 $3,103 $2,964 $3,384 $3,105
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.5%
Government Bonds 0.5%
Republic of Albania, 3.50%, 6/16/27 (EUR)  145,000 148
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 12,680,000 13,666
Republic of Albania, 5.90%, 6/9/28 (EUR)  11,426,000 12,315
Total Albania (Cost $26,676) 26,129
ANGOLA 2.9%
Government Bonds 2.9%
Republic of Angola, 8.00%, 11/26/29 (USD)  63,180,000 56,648
Republic of Angola, 8.25%, 5/9/28 (USD)  26,189,000 24,683
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 890,000 788
Republic of Angola, 8.75%, 4/14/32 (USD)  49,550,000 43,882
Republic of Angola, 9.125%, 11/26/49 (USD)  16,600,000 13,344
Republic of Angola, 9.375%, 5/8/48 (USD)  6,060,000 4,986
Republic of Angola, 9.50%, 11/12/25 (USD)  400,000 401
Total Angola (Cost $146,240) 144,732
ARGENTINA 2.6%
Government Bonds 2.6%
Republic of Argentina, 1.00%, 7/9/29 (USD)  39,215,000 31,940
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  40,628,160 31,414
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  47,058,705 31,325
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  46,986,238 32,965
Total Argentina (Cost $95,643) 127,644
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 16,180,000 15,493
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 6,774
Total Bahamas (Cost $22,961) 22,267
BAHRAIN 1.2%
Government Bonds 1.2%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 9,493,000 8,640
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  24,770,000 25,151

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  26,625,000 27,372
Total Bahrain (Cost $62,774) 61,163
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 14,913,235 14,645
Total Barbados (Cost $14,540) 14,645
BERMUDA 0.3%
Government Bonds 0.3%
Government of Bermuda, 5.00%, 7/15/32 (USD)  13,314,000 12,875
Total Bermuda (Cost $13,232) 12,875
BRAZIL 4.4%
Corporate Bonds 2.0%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 7,780,000 7,945
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 9,060,000 8,906
Cosan Overseas, 8.25% (USD) (2) 6,515,000 6,515
CSN Resources, 8.875%, 12/5/30 (USD)  11,750,000 11,711
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  31,100,000 27,963
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 8,620,000 7,696
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 7,763
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 20,620,000 19,396
97,895
Government Bonds 2.4%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  31,475,000 4,284
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  262,562,000 33,874
Brazilian Government International Bond, 7.125%, 1/20/37
(USD)  13,275,000 13,357
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 7,293
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 36,566
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 18,385
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,597
117,356
Total Brazil (Cost $234,244) 215,251

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,336,000 9,391
Republic of Bulgaria, 5.00%, 3/5/37 (USD)  6,610,000 6,205
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36 (EUR)  2,275,000 2,592
Total Bulgaria (Cost $17,640) 18,188
CHILE 2.2%
Corporate Bonds 2.2%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(3) 3,556,000 3,543
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 14,330,000 14,523
Agrosuper, 4.60%, 1/20/32 (USD) (1) 15,300,000 13,699
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 10,386
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,321
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 6,610,000 6,142
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (1) 10,800,000 10,509
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,449
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,265
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 6,170,000 5,852
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36
(USD) (1) 6,950,000 7,097
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 8,782
Empresa de Transporte de Pasajeros Metro, 3.693%,
9/13/61 (USD) (1) 4,825,000 3,163
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 11,531
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,087
Total Chile (Cost $124,577) 110,349
COLOMBIA 4.1%
Corporate Bonds 0.5%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,458
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,307
Ecopetrol, 8.375%, 1/19/36 (USD)  5,230,000 5,048
Ecopetrol, 8.875%, 1/13/33 (USD)  4,900,000 4,997
23,810

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.4%
Republic of Colombia, 3.00%, 1/30/30 (USD)  3,475,000 2,887
Republic of Colombia, 3.125%, 4/15/31 (USD)  25,125,000 20,024
Republic of Colombia, 4.125%, 5/15/51 (USD)  22,495,000 12,932
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,675,000 4,341
Republic of Colombia, 5.00%, 6/15/45 (USD)  40,650,000 27,520
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,266
Republic of Colombia, 6.125%, 1/18/41 (USD)  10,790,000 8,840
Republic of Colombia, 7.50%, 2/2/34 (USD)  19,625,000 19,360
Republic of Colombia, 7.75%, 11/7/36 (USD)  15,330,000 15,014
Republic of Colombia, 8.00%, 4/20/33 (USD)  7,325,000 7,503
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 12,469
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,450,000 4,511
Republic of Colombia, Series B, 7.00%, 3/26/31  91,235,300,000 17,007
168,674
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $3,644 (USD) (4)(5) † 4,753
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $2,915 (USD) (4)(5) † 2,955
7,708
Total Colombia (Cost $221,757) 200,192
COSTA RICA 1.3%
Government Bonds 1.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,507
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  5,920,000 5,972
Republic of Costa Rica, 6.55%, 4/3/34 (USD)  10,855,000 11,057
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,703
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 34,170,000 35,477
Total Costa Rica (Cost $61,644) 62,716
DOMINICAN REPUBLIC 2.0%
Government Bonds 2.0%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 6,960
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 17,630,000 15,779
Dominican Republic, 4.875%, 9/23/32 (USD)  25,800,000 23,091
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,130
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 7,821

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 6.60%, 6/1/36 (USD) (1) 3,590,000 3,570
Dominican Republic, 6.85%, 1/27/45 (USD)  25,875,000 25,487
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 9,950,000 10,214
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 341
Total Dominican Republic (Cost $100,761) 100,393
ECUADOR 1.8%
Government Bonds 1.8%
Ecuador Government International Bond, STEP, 5.00%,
7/31/40 (USD)  13,853,000 7,148
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD) (1) 4,003,728 2,284
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  45,605,000 26,016
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 68,659,300 47,985
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 4,332
Total Ecuador (Cost $93,581) 87,765
EGYPT 3.5%
Government Bonds 3.5%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 15,159
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  5,375,000 4,496
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  3,490,000 3,320
Arab Republic of Egypt, 7.30%, 9/30/33 (USD)  10,905,000 9,264
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 6,690
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  40,171,000 39,011
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  27,054,000 23,829
Arab Republic of Egypt, 7.903%, 2/21/48 (USD) (1) 800,000 589
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 24,290,000 18,903
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  49,827,000 38,777
Arab Republic of Egypt, Treasury Bills, Series 364D, Zero
Coupon, 2/25/25  682,000,000 12,920
Total Egypt (Cost $176,108) 172,958
EL SALVADOR 2.1%
Government Bonds 2.1%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 9,700,000 197
Republic of El Salvador, 5.875%, 1/30/25 (USD)  11,640,000 11,588
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 937
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 135
Republic of El Salvador, 7.625%, 2/1/41 (USD)  3,753,000 3,497
Republic of El Salvador, 7.65%, 6/15/35 (USD)  26,646,000 25,861

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of El Salvador, 8.25%, 4/10/32 (USD)  6,176,000 6,279
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 45,125,000 47,889
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 5,860,000 6,188
Total El Salvador (Cost $87,161) 102,571
GHANA 1.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  700,000 690
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 9,490,000 8,950
9,640
Government Bonds 1.0%
Ghana Government International Bond, STEP, 5.00%,
7/3/29 (USD) (1) 350,900 304
Ghana Government International Bond, STEP, 5.00%,
7/3/29 (USD)  15,248,420 13,201
Ghana Government International Bond, STEP, 5.00%,
7/3/35 (USD) (1) 10,054,600 7,098
Ghana Government International Bond, STEP, 5.00%,
7/3/35 (USD)  36,957,480 26,092
Ghana Government International Bond, Zero Coupon, 7/3/26
(USD) (1) 46,400 43
Ghana Government International Bond, Zero Coupon, 7/3/26
(USD)  2,016,320 1,884
Ghana Government International Bond, Zero Coupon, 1/3/30
(USD) (1) 75,253 58
Ghana Government International Bond, Zero Coupon, 1/3/30
(USD)  3,003,248 2,334
51,014
Total Ghana (Cost $62,643) 60,654
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,828,183 1,696
Total Grenada (Cost $1,684) 1,696
GUATEMALA 2.0%
Government Bonds 2.0%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,448
Republic of Guatemala, 4.875%, 2/13/28 (USD)  9,050,000 8,749

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 2,813,000 2,654
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,071
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 7,080,000 6,820
Republic of Guatemala, 5.375%, 4/24/32 (USD)  9,620,000 9,101
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 3,760,000 3,700
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 37,651,000 37,312
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 20,290,000 21,033
Total Guatemala (Cost $100,070) 96,888
INDIA 2.6%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,778
Greenko Power II, 4.30%, 12/13/28 (USD)  11,147,250 10,508
Reliance Industries, 2.875%, 1/12/32 (USD)  14,235,000 12,108
State Bank of India, 5.00%, 1/17/29 (USD)  10,740,000 10,679
37,073
Government Bonds 1.8%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,795,000 5,736
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  18,125,000 15,300
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  74,596,000 68,155
89,191
Total India (Cost $134,371) 126,264
INDONESIA 5.0%
Corporate Bonds 1.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  13,777,000 13,456
Minejesa Capital, 5.625%, 8/10/37 (USD)  24,450,000 22,751
Pertamina Persero, 5.625%, 5/20/43 (USD)  10,696,000 10,114
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,445
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  1,000,000 978
Perusahaan Listrik Negara, 4.375%, 2/5/50 (USD) (1) 400,000 300
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,600,000 9,358
61,402
Government Bonds 3.8%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  34,850,000 30,929
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 13,865
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  400,000 393
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,575

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  8,520,000 8,506
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,412,000 3,261
Republic of Indonesia, 4.55%, 1/11/28 (USD)  4,500,000 4,436
Republic of Indonesia, 4.625%, 4/15/43 (USD)  48,980,000 43,808
Republic of Indonesia, 5.25%, 1/17/42 (USD)  23,820,000 23,013
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  534,606,000,000 32,370
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  349,793,000,000 21,702
185,858
Total Indonesia (Cost $276,620) 247,260
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  437,500 426
Total Iraq (Cost $411) 426
IVORY COAST 2.5%
Government Bonds 2.5%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,750,000 7,993
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  89,495,000 79,944
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,585,000 22,270
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 15,650,000 15,301
Total Ivory Coast (Cost $127,144) 125,508
JAMAICA 0.8%
Corporate Bonds 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 12,365,000 12,430
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,693,418 6,271
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,901,949 2,719
21,420
Government Bonds 0.4%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,711
Government of Jamaica, 8.00%, 3/15/39 (USD)  12,930,000 14,999
16,710
Total Jamaica (Cost $40,453) 38,130

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JERSEY 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 850,000 835
Total Jersey (Cost $850) 835
JORDAN 1.7%
Government Bonds 1.7%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  48,150,000 44,132
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 28,030,000 27,923
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,527
Total Jordan (Cost $87,583) 81,582
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 3.50%, 4/14/33 (USD)  1,200,000 996
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 27,802
Total Kazakhstan (Cost $30,486) 28,798
KENYA 0.8%
Government Bonds 0.8%
Republic of Kenya, 7.25%, 2/28/28 (USD)  24,918,000 23,801
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 364
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 495
Republic of Kenya, 9.75%, 2/16/31 (USD) (1) 16,195,000 16,040
Total Kenya (Cost $39,317) 40,700
KUWAIT 0.4%
Corporate Bonds 0.4%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,300,000 17,672
Total Kuwait (Cost $18,562) 17,672
MALAYSIA 0.9%
Government Bonds 0.9%
Government of Malaysia, Series 0318, 4.642%, 11/7/33  69,052,000 16,374
Government of Malaysia, Series 0419, 3.828%, 7/5/34  135,703,000 30,380
Total Malaysia (Cost $44,892) 46,754

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 501
Total Mauritius (Cost $467) 501
MEXICO 7.0%
Corporate Bonds 1.3%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 9,500,000 9,333
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 4,550,000 4,581
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 14,320,000 13,331
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (3) 10,640,000 10,105
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(3) 6,710,000 6,850
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(3) 19,590,000 20,303
64,503
Government Bonds 5.7%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  13,925,000 13,448
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  1,460,000 910
Petroleos Mexicanos, 5.625%, 1/23/46 (USD)  3,460,000 2,158
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  21,340,000 18,038
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  26,430,000 25,573
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  58,473,000 41,597
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  12,520,000 10,901
Petroleos Mexicanos, 6.84%, 1/23/30 (USD)  270,000 247
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  36,303,000 36,398
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  44,755,000 46,508
United Mexican States, 6.00%, 5/7/36 (USD)  20,090,000 18,956
United Mexican States, 6.35%, 2/9/35 (USD)  29,235,000 28,628
United Mexican States, Series M, 7.75%, 5/29/31  855,632,000 36,630
279,992
Total Mexico (Cost $369,564) 344,495
MOLDOVA 0.0%
Corporate Bonds 0.0%
Aragvi Finance International, 11.125%, 11/20/29 (USD) (1) 520,000 515
Total Moldova (Cost $515) 515

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MONGOLIA 0.0%
Government Bonds 0.0%
State of Mongolia, 4.45%, 7/7/31 (USD)  675,000 587
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 369
Total Mongolia (Cost $944) 956
MONTENEGRO 0.7%
Government Bonds 0.7%
Montenegro Government International Bond, 7.25%, 3/12/31
(USD)  4,875,000 5,009
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 28,780,000 29,571
Total Montenegro (Cost $34,035) 34,580
MOROCCO 1.7%
Corporate Bonds 0.3%
OCP, 7.50%, 5/2/54 (USD) (1) 11,060,000 11,241
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 214
11,455
Government Bonds 1.4%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 17,575,000 14,372
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  18,945,000 15,493
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  40,155,000 27,279
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 12,790,000 13,211
70,355
Total Morocco (Cost $85,293) 81,810
NIGERIA 1.2%
Government Bonds 1.2%
Nigeria Government International Bond, 10.375%, 12/9/34
(USD) (1) 10,540,000 10,776
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 749
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 456
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,452
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 2,268
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 306
Republic of Nigeria, 7.875%, 2/16/32 (USD)  32,565,000 29,371

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Nigeria,Treasury Bill, Zero Coupon, 2/25/25  25,145,000,000 15,716
Total Nigeria (Cost $55,000) 61,094
OMAN 3.2%
Corporate Bonds 0.5%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,436
OmGrid Funding, 5.196%, 5/16/27 (USD)  500,000 494
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 200,000 199
Oryx Funding, 5.80%, 2/3/31 (USD)  13,100,000 13,043
26,172
Government Bonds 2.7%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 9,180,000 9,104
Sultanate of Oman, 4.75%, 6/15/26 (USD)  15,780,000 15,650
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,414
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,494
Sultanate of Oman, 6.25%, 1/25/31 (USD)  9,225,000 9,479
Sultanate of Oman, 6.50%, 3/8/47 (USD)  23,270,000 23,083
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 14,976
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,502
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,810
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 6,844
130,356
Total Oman (Cost $156,145) 156,528
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  16,034,000 12,511
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  475,000 468
Total Pakistan (Cost $17,095) 12,979
PANAMA 2.2%
Corporate Bonds 0.3%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 2,195,000 1,645
Banco General, VR, 5.25% (USD) (1)(2)(3) 7,325,000 6,606
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 8,795,000 7,006
15,257

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.9%
Republic of Panama, 6.40%, 2/14/35 (USD)  44,395,000 40,415
Republic of Panama, 6.853%, 3/28/54 (USD)  5,590,000 4,783
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,614
Republic of Panama, 7.875%, 3/1/57 (USD)  9,800,000 9,480
Republic of Panama, 8.00%, 3/1/38 (USD)  38,804,000 38,994
95,286
Total Panama (Cost $120,141) 110,543
PARAGUAY 1.3%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 8,347,000 8,281
8,281
Government Bonds 1.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 10,053,000 8,156
Republic of Paraguay, 3.849%, 6/28/33 (USD)  4,400,000 3,816
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 10,130,000 9,722
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 216
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,773
Republic of Paraguay, 5.40%, 3/30/50 (USD)  27,929,000 23,747
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,802
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 720,000 708
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 3,320,000 3,298
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 947
57,185
Total Paraguay (Cost $75,513) 65,466
PERU 2.1%
Corporate Bonds 0.5%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,075
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,495,268 3,489
Petroleos del Peru, 5.625%, 6/19/47 (USD)  25,705,000 16,498
23,062
Government Bonds 1.6%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 15,339
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,524
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,451

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 5.375%, 2/8/35 (USD)  12,135,000 11,685
Republic of Peru, 5.625%, 11/18/50 (USD)  18,365,000 17,249
Republic of Peru, 7.60%, 8/12/39 (1) 50,300,000 14,026
Republic of Peru, 8.75%, 11/21/33 (USD)  10,112,000 12,046
79,320
Total Peru (Cost $118,121) 102,382
PHILIPPINES 1.5%
Corporate Bonds 0.9%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,903
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,272
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 14,968
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,166
42,309
Government Bonds 0.6%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 24,262
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,440,000 1,420
Republic of Philippines, 6.25%, 1/14/36  339,000,000 5,859
31,541
Total Philippines (Cost $89,178) 73,850
POLAND 1.3%
Government Bonds 1.3%
Republic of Poland, 3.875%, 2/14/33 (EUR)  8,700,000 9,395
Republic of Poland, 5.125%, 9/18/34 (USD)  38,438,000 37,280
Republic of Poland, 5.50%, 4/4/53 (USD)  6,310,000 5,835
Republic of Poland, 5.50%, 3/18/54 (USD)  13,400,000 12,353
Total Poland (Cost $68,199) 64,863
QATAR 1.9%
Corporate Bonds 0.9%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 9,000,000 7,826
QatarEnergy, 2.25%, 7/12/31 (USD) (1) 13,825,000 11,658
QatarEnergy, 2.25%, 7/12/31 (USD)  10,050,000 8,475
QatarEnergy, 3.125%, 7/12/41 (USD) (1) 20,475,000 15,146
43,105

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.0%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,037
State of Qatar, 4.40%, 4/16/50 (USD)  4,750,000 4,034
State of Qatar, 4.817%, 3/14/49 (USD)  40,500,000 36,659
50,730
Total Qatar (Cost $125,454) 93,835
ROMANIA 1.4%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 17,577,000 19,285
19,285
Government Bonds 1.0%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,256
Republic of Romania, 4.00%, 2/14/51 (USD)  22,748,000 14,385
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 17,640
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 6,346
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 8,510
49,137
Total Romania (Cost $79,080) 68,422
SAUDI ARABIA 2.7%
Corporate Bonds 0.7%
Gaci First Investment, 5.125%, 2/14/53 (USD)  23,329,000 19,553
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 9,750,000 9,636
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  4,600,000 4,619
33,808
Government Bonds 2.0%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,625
Kingdom of Saudi Arabia, 3.25%, 10/26/26 (USD)  500,000 486
Kingdom of Saudi Arabia, 3.45%, 2/2/61 (USD) (1) 465,000 283
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,224
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (1) 585,000 448
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 13,740,000 13,505
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  6,300,000 6,107
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  15,100,000 13,098
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 3,140,000 2,852
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  16,400,000 15,420

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  39,850,000 34,184
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (1) 5,140,000 5,076
97,308
Total Saudi Arabia (Cost $147,917) 131,116
SENEGAL 0.5%
Government Bonds 0.5%
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,043
Republic of Senegal, 6.25%, 5/23/33 (USD)  32,046,000 25,699
Total Senegal (Cost $27,416) 26,742
SERBIA 1.8%
Government Bonds 1.8%
Republic of Serbia, 2.125%, 12/1/30 (USD)  47,275,000 38,482
Republic of Serbia, 6.00%, 6/12/34 (USD) (1) 13,350,000 13,149
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 20,010,000 20,354
Republic of Serbia, 6.50%, 9/26/33 (USD)  18,815,000 19,351
Total Serbia (Cost $94,928) 91,336
SLOVENIA 0.3%
Corporate Bonds 0.3%
OTP Banka, VR, 7.375%, 6/29/26 (3) 15,800,000 16,688
Total Slovenia (Cost $17,424) 16,688
SOUTH AFRICA 1.3%
Government Bonds 1.3%
Republic of South Africa, 5.65%, 9/27/47 (USD)  21,590,000 16,181
Republic of South Africa, 5.875%, 4/20/32 (USD)  8,290,000 7,796
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,685
Republic of South Africa, 7.10%, 11/19/36 (USD) (1) 7,950,000 7,756
Republic of South Africa, 7.30%, 4/20/52 (USD)  10,185,000 9,250
Republic of South Africa, 7.95%, 11/19/54 (USD) (1) 7,410,000 7,116
Republic of South Africa, Series 2035, 8.875%, 2/28/35  186,540,000 9,006
Total South Africa (Cost $71,165) 65,790
SOUTH KOREA 0.4%
Corporate Bonds 0.3%

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 11,937
POSCO, 5.75%, 1/17/28 (USD) (1) 2,340,000 2,382
14,319
Government Bonds 0.1%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  4,190,000 4,216
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  2,310,000 2,322
6,538
Total South Korea (Cost $20,706) 20,857
SRI LANKA 2.6%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (4)(6) 1,449,000 1,072
1,072
Government Bonds 2.6%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 24,544,459 21,431
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 18,152,076 15,066
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 35,604,984 27,106
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 28,615,046 20,746
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 16,685,401 12,723
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 36,229,648 27,763
124,835
Total Sri Lanka (Cost $121,454) 125,907
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,063
Total Supranational (Cost $12,985) 13,063
SURINAME 0.9%
Government Bonds 0.9%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(7) 29,254,593 26,344
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 18,316,000 18,325
Total Suriname (Cost $30,509) 44,669

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.3%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,106
3,106
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,717
13,717
Total Tanzania (Cost $16,836) 16,823
THAILAND 0.6%
Corporate Bonds 0.6%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 18,870,000 16,141
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 6,140,000 3,732
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  16,790,000 10,205
Total Thailand (Cost $34,838) 30,078
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 6.40%, 6/26/34 (USD) (1) 10,270,000 10,134
Total Trinidad and Tobago (Cost $10,270) 10,134
TÜRKIYE 2.5%
Government Bonds 2.5%
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 25,403
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  13,300,000 13,532
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 13,100
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,492
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  292,700,000 8,165
Republic of Turkiye, Series 30Y, 4.875%, 4/16/43 (USD)  7,635,000 5,321
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  15,720,000 12,958
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,967
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  10,975,000 11,728
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  22,200,000 24,522
Total Türkiye (Cost $123,375) 125,188

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UKRAINE 1.0%
Corporate Bonds 0.0%
MHP, 6.25%, 9/19/29 (USD)  1,058,000 893
893
Government Bonds 1.0%
Government of Ukraine, STEP, 2/1/34 (USD) (1) 1 —
Government of Ukraine, STEP, 0.00%, 2/1/35 (USD) (1) 5,256,947 3,121
Government of Ukraine, STEP, 0.00%, 2/1/36 (USD) (1) 4,380,791 2,584
Government of Ukraine, STEP, 1.75%, 2/1/29 (USD) (1) 6,801,932 4,745
Government of Ukraine, STEP, 1.75%, 2/1/34 (USD) (1) 7,361,753 4,169
Government of Ukraine, STEP, 1.75%, 2/1/35 (USD) (1) 7,136,234 3,943
Government of Ukraine, STEP, 1.75%, 2/1/36 (USD) (1) 57,075,158 30,987
49,549
Total Ukraine (Cost $43,472) 50,442
UNITED ARAB EMIRATES 1.4%
Corporate Bonds 1.4%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 29,198
DP World Crescent, 3.875%, 7/18/29 (USD)  6,464,000 6,107
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 12,000,000 11,997
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  17,380,000 14,185
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 4,939
66,426
Government Bonds 0.0%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,560,000 1,861
1,861
Total United Arab Emirates (Cost $70,025) 68,287
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (4)(5)(8) 4,463,430 23
Total United Kingdom (Cost $–) 23

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.6%
Corporate Bonds 0.6%
Hyundai Capital America, 5.60%, 3/30/28 (1) 14,535,000 14,716
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 18,880,000 15,033
Total United States (Cost $33,774) 29,749
URUGUAY 0.9%
Government Bonds 0.9%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 16,854
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 27,699
Total Uruguay (Cost $45,901) 44,553
UZBEKISTAN 0.2%
Corporate Bonds 0.2%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (1) 9,555,000 9,468
9,468
Government Bonds 0.0%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 562
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,034
1,596
Total Uzbekistan (Cost $11,105) 11,064
VENEZUELA 1.5%
Government Bonds 1.5%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (4)(6) 9,185,000 965
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (4)(6) 12,471,000 10,998
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (4)(6) 411,225,000 43,780
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (4)(6) 985,000 111
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (4)(6) 43,593,000 4,943
Republic of Venezuela, 6.00%, 12/9/20 (USD) (4)(6) 1,070,000 128
Republic of Venezuela, 7.75%, 10/13/19 (USD) (4)(6) 61,570,000 7,950
Republic of Venezuela, 9.25%, 9/15/27 (USD) (4)(6) 10,000,000 1,612
Republic of Venezuela, 11.75%, 10/21/26 (USD) (4)(6) 14,600,000 2,391
Republic of Venezuela, 11.95%, 8/5/31 (USD) (4)(6) 800,000 132
Republic of Venezuela, 12.75%, 8/23/22 (USD) (4)(6) 8,850,000 1,410
Total Venezuela (Cost $278,478) 74,420

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, 6.875%,
3/13/28 (USD)  4,750,000 4,466
Total Vietnam (Cost $4,551) 4,466
ZAMBIA 0.2%
Government Bonds 0.2%
Republic of Zambia, 0.50%, 12/31/53 (USD)  9,714,889 5,579
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  2,924,248 2,569
Total Zambia (Cost $8,051) 8,148
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 4.53% (9)(10) 163,922,482 163,922
Total Short-Term Investments (Cost $163,922) 163,922
Total Investments in Securities
98.0% of Net Assets
(Cost $5,248,471) $ 4,839,289
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,249,123 and represents 25.3% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,731 and represents 0.2% of net assets.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/21/25 EUR 4,897 USD 5,169 $ (85)
Bank of America 3/6/25 BRL 161,125 USD 25,746 24
Bank of America 3/7/25 USD 17,929 MYR 79,710 121
Barclays Bank 3/14/25 USD 16,766 CNH 118,397 603
BNP Paribas 1/17/25 USD 14,639 PEN 54,409 168
BNP Paribas 1/17/25 USD 8,072 ZAR 143,470 482
BNP Paribas 2/21/25 USD 8,407 EUR 7,975 128
Canadian Imperial Bank
of Commerce 1/17/25 INR 1,925,781 USD 22,758 (305)
Citibank 1/17/25 USD 21,593 IDR 334,421,700 917
Citibank 3/7/25 USD 22,064 COP 97,939,547 33
Deutsche Bank 1/17/25 INR 45,471 USD 539 (9)
Deutsche Bank 1/17/25 USD 2,252 INR 190,058 36
Deutsche Bank 2/7/25 USD 10,139 CLP 9,608,263 482
Deutsche Bank 2/21/25 USD 164,987 EUR 155,779 3,270
Goldman Sachs 1/17/25 USD 18,451 IDR 280,895,862 1,084
Goldman Sachs 1/17/25 USD 14,385 INR 1,212,102 253
Goldman Sachs 1/17/25 USD 10,372 TWD 329,516 340
Goldman Sachs 1/24/25 MXN 33,524 USD 1,650 (49)
Goldman Sachs 3/6/25 USD 47,510 BRL 280,525 2,643
HSBC Bank 1/17/25 USD 9,050 IDR 138,760,755 471
HSBC Bank 1/24/25 USD 27,283 MXN 539,562 1,518
HSBC Bank 3/7/25 USD 29,406 MYR 130,662 216
HSBC Bank 3/14/25 USD 8,545 CNH 60,234 321
JPMorgan Chase 1/17/25 USD 4,857 IDR 76,489,288 127
JPMorgan Chase 3/14/25 CNH 333,452 USD 46,506 (984)
JPMorgan Chase 3/14/25 USD 4,911 CNH 34,712 173
RBC Dominion
Securities 1/17/25 USD 4,418 IDR 68,382,545 190
Standard Chartered 3/7/25 USD 796 PHP 46,518 —
Standard Chartered 3/7/25 USD 10,073 PHP 594,278 (97)
UBS Investment Bank 1/17/25 USD 6,757 INR 569,091 122
UBS Investment Bank 3/6/25 BRL 70,859 USD 11,531 (198)
UBS Investment Bank 3/14/25 USD 25,579 CNH 180,251 971
Net unrealized gain (loss) on open forward
currency exchange contracts $ 12,966

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 415 Euro BUND contracts 3/25 (57,363) $ 1,427
Short, 1,182 U.S. Treasury Notes ten year
contracts 3/25 (128,542) 141
Long, 2,365 Ultra U.S. Treasury Bonds contracts 3/25 281,213 (14,873)
Net payments (receipts) of variation margin to date 12,532
Variation margin receivable (payable) on open futures contracts $ (773)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ —# $ — $ 3,722+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 43,009  ¤  ¤ $ 163,922^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,722 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $163,922.

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,248,471) $ 4,839,289
Interest receivable 84,192
Unrealized gain on forward currency exchange contracts 14,693
Cash deposits on futures contracts 12,718
Cash 3,003
Receivable for shares sold 2,177
Due from affiliates 1,760
Restricted cash pledged for bilateral derivatives 410
Receivable for investment securities sold 170
Foreign currency (cost $34) 18
Other assets 106
Total assets 4,958,536
Liabilities
Payable for shares redeemed 10,920
Payable for investment securities purchased 3,466
Investment management fees payable 2,927
Unrealized loss on forward currency exchange contracts 1,727
Variation margin payable on futures contracts 773
Payable to directors 4
Other liabilities 1,355
Total liabilities 21,172
Commitments and Contingent Liabilities (note 8 )
NET ASSETS $ 4,937,364

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,655,013)
Paid-in capital applicable to 539,631,791 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 6,592,37 7
NET ASSETS $ 4,937,364
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $352,118; Shares outstanding: 38,472,991) $ 9.15
Advisor Class
(Net assets: $73; Shares outstanding: 7,930) $ 9.15
I Class
(Net assets: $1,576,386; Shares outstanding:
172,437,732) $ 9.14
Z Class
(Net assets: $3,008,787; Shares outstanding:
328,713,138) $ 9.15

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $813) $ 282,688
Dividend 3,722
Other 773
Total income 287,183
Expenses
Investment management 29,679
Shareholder servicing
Investor Class $ 959
Advisor Class 1
I Class 114 1,074
Prospectus and shareholder reports
Investor Class 21
I Class 28
Z Class 6 55
Custody and accounting 685
Legal and audit 128
Registration 80
Directors 14
Miscellaneous 71
Waived / paid by Price Associates (21,839)
Total expenses 9,947
Net investment income 277,236

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $392) (182,049)
Futures (3,588)
Forward currency exchange contracts 11,120
Foreign currency transactions (1,058)
Net realized loss (175,575)
Change in net unrealized gain / loss
Securities 179,065
Futures (26,982)
Forward currency exchange contracts 20,725
Other assets and liabilities denominated in foreign currencies (872)
Change in net unrealized gain / loss 171,936
Net realized and unrealized gain / loss (3,639)
INCREASE IN NET ASSETS FROM OPERATIONS $ 273,597

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 277,236 $ 245,955
Net realized loss (175,575) (230,155)
Change in net unrealized gain / loss 171,936 507,817
Increase in net assets from operations 273,597 523,617
Distributions to shareholders
Net earnings
Investor Class (20,838) (26,569)
Advisor Class (4) (5)
I Class (53,777) (29,036)
Z Class (200,861) (190,347)
Decrease in net assets from distributions (275,480) (245,957)
Capital share transactions
*
Shares sold
Investor Class 85,661 106,792
Advisor Class 10 12
I Class 702,082 248,962
Z Class 195,113 337,594
Shares issued in connection with fund acquisition
I Class 367,005 –
Distributions reinvested
Investor Class 19,532 25,183
Advisor Class 4 5
I Class 48,948 25,358
Z Class 201,045 189,858
Shares redeemed
Investor Class (133,716) (317,292)
Advisor Class (29) (44)
I Class (160,968) (122,744)
Z Class (500,632) (598,171)
Increase (decrease) in net assets from capital
share transactions 824,055 (104,487)

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 822,172 173,173
Beginning of period 4,115,192 3,942,019
End of period $ 4,937,364 $ 4,115,192
*Share information (000s)
Shares sold
Investor Class 9,359 12,386
Advisor Class 1 1
I Class 76,251 29,259
Z Class 21,468 39,891
Shares issued in connection with fund acquisition
I Class 38,877 –
Distributions reinvested
Investor Class 2,131 2,931
Advisor Class –
(1)
1
I Class 5,334 2,954
Z Class 21,925 22,069
Shares redeemed
Investor Class (14,597) (37,204)
Advisor Class (3) (5)
I Class (17,482) (14,416)
Z Class (54,843) (70,097)
Increase (decrease) in shares outstanding 88,421 (12,230)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Bond Fund (the fund) is a diversified, open-end management company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets
Bond Fund (Investor Class), the Emerging Markets Bond Fund–Advisor Class
(Advisor Class), the Emerging Markets Bond Fund–I Class (I Class) and the
Emerging Markets Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Emerging Markets Bond Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Emerging Markets Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Emerging Markets Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Emerging Markets Bond Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Emerging Markets Bond Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,667,636 $ — $ 4,667,636
Common Stocks — — 23 23
Private Investment Company
2
— — — 7,708
Short-Term Investments 163,922 — — 163,922
Total Securities 163,922 4,667,636 23 4,839,289
Forward Currency Exchange
Contracts — 14,693 — 14,693
Futures Contracts* 1,568 — — 1,568
Total $ 165,490 $ 4,682,329 $ 23 $ 4,855,550
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,727 $ — $ 1,727
Futures Contracts* 14,873 — — 14,873
Total $ 14,873 $ 1,727 $ — $ 16,600
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,568
Foreign exchange derivatives Forwards 14,693
*
Total $ 16,261
*
Liabilities
Interest rate derivatives Futures $ 14,873
Foreign exchange derivatives Forwards 1,727
Total $ 16,600
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ (3,588) $ — $ (3,588)
Foreign exchange derivatives — 11,120 11,120
Total $ (3,588) $ 11,120 $ 7,532

T. ROWE PRICE Emerging Markets Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (26,982) $ — $ (26,982)
Foreign exchange derivatives — 20,725 20,725
Total $ (26,982) $ 20,725 $ (6,257)

T. ROWE PRICE Emerging Markets Bond Fund

in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, cash of $410,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of December 31, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $5,950,000 cash and securities valued at
$6,862,000. As of December 31, 2024, cash of $12,718,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the

T. ROWE PRICE Emerging Markets Bond Fund

contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 7% and 13% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/

T. ROWE PRICE Emerging Markets Bond Fund

or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and
9% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Emerging Markets Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,993,598,000 and
$1,669,188,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and other permanent adjustments related to the merger.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 275,480 $ 245,957

T. ROWE PRICE Emerging Markets Bond Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the accrual of income on troubled debt issues. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
($000s)
Cost of investments $ 5,279,710
Unrealized appreciation $ 129,688
Unrealized depreciation (567,109)
Net unrealized appreciation (depreciation) $ (437,421)
($000s)
Overdistributed ordinary income $ (7,210)
Net unrealized appreciation (depreciation) (437,421)
Loss carryforwards and deferrals (1,210,382)
Total distributable earnings (loss) $ (1,655,013)

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - ACQUISITION
On September 30, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Institutional Emerging Markets Bond Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated May 8,
2024. The acquired fund had identical investment objectives, investment strategies and policies. The acquired fund was available only to institutional investors and required an initial investment of $1,000,000 while the fund’s
I Class requires an investment minimum of $500,000. In addition, the fund’s
I Class offered the same net expense ratio as that of the acquired fund at the time of reorganization. The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of 38,877,326 shares of the fund’s I Class with a value of
$367,005,000 for all 52,945,448 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the
NYSE on the immediately preceding business day, September 27, 2024. The net assets of the acquired fund at that date included $18,013,000 of unrealized depreciation and $87,564,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $315,537,000, cash of $48,627,000, receivables and other assets of $4,332,000 and payables of $1,491,000, were combined with those of the fund, resulting in aggregate net assets of

T. ROWE PRICE Emerging Markets Bond Fund

$4,628,612,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended
December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since
September 30, 2024.
NOTE 8 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Effective September 1, 2024, Price
($000s)
Net investment income $ 292,160
Net realized gain (loss) (182,479)
Change in net unrealized gain/loss 191,587
Increase (decrease) in net assets from operations $ 301,268

T. ROWE PRICE Emerging Markets Bond Fund

Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to
0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to September 1, 2024, the I Class was subject to an operating expense limitation to the extent such operating expenses, on an annualized basis, exceeded 0.01% of average daily net assets. The I Class is required to repay
Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $2,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $131,000 for Price Associates; $761,000 for T. Rowe Price Services, Inc.;
and $9,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.05% 1.15% 0.00% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $(272) $(21,566)

T. ROWE PRICE Emerging Markets Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $8,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, approximately 15% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.

T. ROWE PRICE Emerging Markets Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 9 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and

T. ROWE PRICE Emerging Markets Bond Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Bond Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $243,015,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
TAX INFORMATION (UNAUDITED) FOR THE ACQUIRED FUND FOR
THE TAX YEAR ENDED 9/27/24
The amounts disclosed below relate to the acquired fund, T. Rowe Price
Institutional Emerging Markets Bond Fund, for the year ended September 27, 2024
(Note 7 - Acquisition).
For shareholders subject to interest expense deduction limitation under Section
163(j), $14,775,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F110-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025